Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:

	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
Fiscal	Table Total	Actually Paid	Table Total	Actually Paid	Shareholder	Shareholder		Adjusted
Year	for PEO	to PEO	for non-PEO NEOs	to non-PEO NEOs	Return	Return	Net Income	EBITDA ($ millions)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,063,702	$109,157	$2,573,107	-$84,334	$150.38	$79.37	$8,952	$267
2021	$9,573,644	$17,678,710	$1,879,611	$5,097,357	$224.29	$152.38	$134,456	$323
2020	$1,439,900	$2,535,044	$1,049,314	$919,486	$118.35	$161.36	$71,679	$251

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	(a) Our PEO was Megan Clarken.
Peer Group Issuers, Footnote [Text Block]	(g) The peer group used is the Nasdaq Internet Index, as used in the company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.
PEO Total Compensation Amount	$ 7,063,702	$ 9,573,644	$ 1,439,900
PEO Actually Paid Compensation Amount	$ 109,157	17,678,710	2,535,044
Adjustment To PEO Compensation, Footnote [Text Block]
(c) Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the relevant rules as shown in the adjustment table below.

	Megan Clarken
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
Summary Compensation Table Totals	$1,439,900	$9,573,644	$7,063,702
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$0	-$7,815,000	-$6,075,000
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$0	$8,566,948	$4,885,003
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,017,935	$4,299,791	-$4,321,986
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$77,209	$3,053,327	-$1,442,561
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0
Compensation Actually Paid	$2,535,044	$17,678,710	$109,157
	*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.
Non-PEO NEO Average Total Compensation Amount	$ 2,573,107	1,879,611	1,049,314
Non-PEO NEO Average Compensation Actually Paid Amount	$ (84,334)	5,097,357	919,486
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(e) This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC's rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year.

	NEO
Prior FYE	12/31/2019	12/31/2020	12/31/2021
Current FYE	12/31/2020	12/31/2021	12/31/2022
Fiscal Year	2020	2021	2022
SCT Total	$1,049,314	$1,879,611	$2,573,107
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	($676,722)	($913,000)	($1,961,500)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,049,729	$1,000,805	$1,577,049
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	($90,560)	$3,003,320	($2,859,034)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$25,098	$126,621	$586,044
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	($437,374)	$0	$0
Compensation Actually Paid	$919,486	$5,097,357	$(84,334)

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 150.38	224.29	118.35
Peer Group Total Shareholder Return Amount	79.37	152.38	161.36
Net Income (Loss)	$ 8,952	$ 134,456	$ 71,679
Company Selected Measure Amount	267,000,000	323,000,000	251,000,000
PEO Name	Megan Clarken
Additional 402(v) Disclosure [Text Block]	(b) Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(d) This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

	Fiscal Year Position			Grant Date Fair Value			Summary Comp. Table Total
Officer Name	2020	2021	2022	2020	2021	2022	2020	2021	2022
Sarah Glickman	NEO	NEO	NEO	$3,051,645		$2,392,000	$3,401,333	$991,275	$3,038,775
Ryan Damon	NEO	NEO	NEO	$1,008,685	$1,826,000	$1,531,000	$1,789,836	$2,767,946	$2,107,439
Dave Anderson	NEO	N/A	N/A				$870,968
Benoit Fouilland	NEO	N/A	N/A				$233,747
	(f) Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.(h) The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	(i) In the Company's assessment Adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the company in 2022 to link compensation actually paid to performance. Adjusted EBITDA can be determined from net income by adding back financial income (expense), income taxes, depreciation and amortization, and adjusting to eliminate the impact of equity awards compensation expense, pension service costs, certain restructuring, integration and transformation costs, certain acquisition costs and a loss contingency related to a regulatory matter.
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,075,000)	$ (7,815,000)	$ 0
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,885,003	8,566,948	0
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,321,986)	4,299,791	1,017,935
PEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,442,561)	3,053,327	77,209
PEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,961,500	913,000	676,722
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,577,049	1,000,805	1,049,729
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,859,034	3,003,320	90,560
Non-PEO NEO [Member] | Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	586,044	126,621	25,098
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 437,374